111 Huntington Ave., Boston, Massachusetts  02199-7632

Phone 617-954-5000

January 27, 2015

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:           MFS® Series Trust X (the “Trust”) (File Nos. 33-1657 and 811-4492) on behalf of MFS® Global Bond Fund (the “Fund”); Post-Effective Amendment No. 102 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 102 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 101 to the above-captioned Registration Statement.

This Amendment is being filed for the purpose of reflecting changes to the Fund’s principle investment strategies and a change to the Fund’s fiscal year end (from May 31 to November 30).

If you have any questions concerning the foregoing, please call Lisa Foley at (617) 954-6634.

Sincerely,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President and Senior Counsel

BEL/bjn

Enclosures